Financial instruments: (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments:
Schedule of indication of the Company's significant foreign currency exposures

December 31,
(in US dollars)	2021

Net assets denominated in Canadian dollars:
Cash and cash equivalents	$51,366
Short-term investments	61,725
Trade and other receivables	365
Research tax credit	1,000
Other assets	40
Trade and other payables	(4,602)
Lease liability, total	(871)
$109,023